Investor Class Shares (NHINX) | Neuberger Berman High Income Bond Fund | Investor Class
Fund Summary
GOAL
The Fund seeks high total return consistent with capital preservation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Investor Class Shares (NHINX) Neuberger Berman High Income Bond Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares (NHINX) Neuberger Berman High Income Bond Fund Investor Class
Management fees	0.75%
Distribution (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.83%

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares (NHINX) Neuberger Berman High Income Bond Fund Investor Class	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests mainly in a diversified portfolio of U.S. dollar-denominated, High-Yield Bonds (as defined below), with an emphasis on debt securities rated below investment grade (commonly called “junk bonds”). For purposes of this Fund, High-Yield Bonds are generally defined as those debt securities that, at the time of investment, are rated in the lowest investment grade category (BBB by Standard & Poor’s (“S&P”), Baa by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by at least one independent credit rating agency) or lower or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund may invest in floating rate senior secured loans issued in U.S. dollars by U.S. and foreign corporations, partnerships, and other business entities. The Fund considers floating rate senior secured loans to be High-Yield Bonds. The Fund may invest a significant amount of its assets in loans, including in participation interests in loans.

The Fund normally expects to have a weighted averaged maturity between five and ten years. The Fund endeavors to manage credit risk through disciplined credit analysis and diversification of credit quality. The Fund intends to opportunistically rotate quality and sector exposures throughout the credit cycle, maintaining a higher quality bias in High-Yield Bonds when the Portfolio Managers believe an economic downturn is underway and increasing lower quality holdings of High-Yield Bonds when the Portfolio Managers believe an economic expansion is underway. With regard to interest rate risk, the Portfolio Managers are sensitive to the overall duration of the portfolio in relation to its benchmark and evaluate the duration of potential new portfolio acquisitions in conjunction with their credit analysis. The Fund invests its assets in a broad range of issuers and industries.

The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up mainly of intermediate-term, U.S. dollar-denominated, High-Yield Bonds.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in High-Yield Bonds (as defined above) and other investment companies that provide investment exposure to such bonds. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the high-yield bond and loan market. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets may at times be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. An individual security or particular type of security may be more volatile, and may perform differently, than the market as a whole.

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Floating rate securities (including loans) can be less sensitive to interest rate changes.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Loan Interests Risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Restricted Securities Risk. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis that started in 2008 continues to affect the U.S. and many foreign economies. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The Fund’s policies limited its ability to invest in bonds rated below “B” prior to July 6, 2006. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

Best quarter: Q2 '09, 18.23% Worst quarter: Q4 '08, -13.08%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/14*
Average Annual Returns Investor Class Shares (NHINX) Neuberger Berman High Income Bond Fund		1 Year	5 Years	10 Years
Investor Class	[1]	1.25%	8.01%	7.23%
Investor Class After Taxes on Distributions	[1]	(1.26%)	5.07%	4.37%
Investor Class After Taxes on Distributions and Sale of Fund Shares	[1]	0.51%	4.83%	4.34%
Investor Class BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]	2.51%	8.85%	7.62%
[1]	Returns would have been lower/higher if Neuberger Berman Management LLC (NBM) had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.